Cover	Aug. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-40725
Entity Registrant Name	Jet.AI Inc.
Entity Central Index Key	0001861622
Entity Tax Identification Number	98-1615951
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10845 Griffith Peak Dr.
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89135
City Area Code	(702)
Local Phone Number	747-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	JTAI
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	JTAIW
Security Exchange Name	NASDAQ
Merger Consideration Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $15.00 per share
Title of 12(b) Security	Merger Consideration Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $15.00 per share
Trading Symbol	JTAIZ
Security Exchange Name	NASDAQ